Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation [Abstract]
Schedule Of Restricted And Performance Stock Unit Activity

(shares in thousands)	Restricted Stock Units	Performance Stock Units
Outstanding January 1, 2009	21,820	33,214
Granted	7,101	14,079
Payments	(9,357)	(17,141)
Cancelled/Forfeited	(121)	(257)

Outstanding December 31, 2009	19,443	29,895
Granted	8,422	17,311
Payments	(6,788)	(14,364)
Cancelled/Forfeited	(154)	(462)

Outstanding December 31, 2010	20,923	32,380
Granted	6,667	10,348
Payments	(7,600)	(12,137)
Cancelled/Forfeited	(154)	(2,977)

Outstanding December 31, 2011	19,836	27,614

Schedule Of Assumption Used In Black-Scholes Model

Ranges
Risk-free rate	0.05% - 0.57%
Expected term (in years)	0.02 - 1.50
Expected volatility	29.47% - 48.30%

Schedule Of Value Appreciation Rights Activity

(shares in thousands)	VARs	Weighted-Average Grant-Date Fair Value
Outstanding rights, January 1, 2009	28,244	$16.54
Exercised	(11,442)	16.53
Cancelled/Forfeited	(211)	17.63

Outstanding rights, December 31, 2009	16,591	16.54
Exercised	(4,947)	24.47
Cancelled/Forfeited	(75)	22.72

Outstanding rights, December 31, 2010	11,569	13.11
Exercised	(3,303)	14.87
Cancelled/Forfeited	(52)	14.74

Outstanding rights, December 31, 2011	8,214	12.39

Schedule Of Stock Option Activity

(shares in thousands)	Stock Options	Weighted-Average Exercise Price
Outstanding, January 1, 2009	140,158	$45.86
Exercised	(2)	25.32
Cancelled/Forfeited	(32,391)	50.31

Outstanding, December 31, 2009	107,765	44.52
Exercised	(372)	34.51
Cancelled/Forfeited	(50,549)	44.90

Outstanding, December 31, 2010	56,844	44.25
Exercised	(7,104)	35.00
Cancelled/Forfeited	(21,921)	51.06

Outstanding, December 31, 2011	27,819	41.24

Schedule Of Stock Option Outstanding

Range of Exercise Prices	Stock Options (in thousands)	Weighted-Average Remaining Life (years)	Weighted-Average Exercise Price
$ 20.00-29.99	24	0.7	$27.66
30.00-39.99	10,791	1.6	35.02
40.00-49.99	17,004	0.1	45.21

Total	27,819	0.7	41.24